Borrowings - Summary of Minimum Payment by Maturity and the Present Value of the Lease Liability for Right-of-use Asset Obligations (Detail) S/ in Thousands	Dec. 31, 2019 PEN (S/)
Disclosure Of Future Minimum Lease Payments [Line Items]
Undiscounted Future Minimum Lease Payments	S/ 102,524
Future financial charges	(22,308)
Present value of the lease liability for right-of-use asset obligations	80,216
Maturity Period Less than One Year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Undiscounted Future Minimum Lease Payments	24,966
Present value of the lease liability for right-of-use asset obligations	18,246
Maturity Period Greater than One and Less than Five Year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Undiscounted Future Minimum Lease Payments	69,955
Present value of the lease liability for right-of-use asset obligations	54,595
Maturity Period Greater than Five Year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Undiscounted Future Minimum Lease Payments	7,603
Present value of the lease liability for right-of-use asset obligations	S/ 7,375